Property and Equipment (Tables)	6 Months Ended
Jul. 31, 2012
Property and Equipment
Schedule of property and equipment

	February 1, 2011	January 31, 2012
Land	$1,159	$1,159
Building	1,621	1,621
Leasehold improvements	91,910	118,546
Equipment, computers and software	20,833	23,683
Store signs	10,576	12,762
Furniture and fixtures	8,861	10,478
Vehicles	507	474

	135,467	168,723
Accumulated depreciation	(57,866)	(73,049)

	$77,601	$95,674